Schedule of Listing of Currently Applicable Restrictive and Financial Covenants (Detail) - Senior Credit Facility [Member]	12 Months Ended
	Dec. 31, 2025
Disclosure of long term debt [Line Items]
Consolidated senior debt to consolidated covenant EBITDA(1)	0.29%	[1]
Consolidated covenant EBITDA to consolidated interest expense	8.95%
Top of Range [Member]
Disclosure of long term debt [Line Items]
Consolidated senior debt to consolidated covenant EBITDA(1)	2.50%	[1]
Bottom Of Range [Member]
Disclosure of long term debt [Line Items]
Consolidated covenant EBITDA to consolidated interest expense	2.50%

[1]	For purposes of calculating the leverage ratio consolidated senior debt only includes secured indebtedness.